NOTES PAYABLE, RELATED PARTY (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Payable Related Party
Notes payable, related parties	$ 20,000	$ 40,000	$ 40,000